                                THE VALIANT FUND




















                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2002
                                   (UNAUDITED)

THE VALIANT FUND
Semi-Annual Report - February 28, 2002 (unaudited)

Table of Contents



                                                                                                                           PAGE
--------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                                                                             1
Statement of Assets and Liabilities                                                                                           2
Statement of Operations                                                                                                       2
Statements of Changes in Net Assets                                                                                           3
Financial Highlights                                                                                                          4
--------------------------------------------------------------------------------------------------------------------------------

GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                                                                             6
Statement of Assets and Liabilities                                                                                           8
Statement of Operations                                                                                                       8
Statements of Changes in Net Assets                                                                                           9
Financial Highlights                                                                                                         10
--------------------------------------------------------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments                                                                                            12
Statement of Assets and Liabilities                                                                                          14
Statement of Operations                                                                                                      14
Statements of Changes in Net Assets                                                                                          15
Financial Highlights                                                                                                         16

Notes to Financial Statements                                                                                                17
--------------------------------------------------------------------------------------------------------------------------------

VALIANT U.S. TREASURY MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2002 (unaudited)

                                                                                MATURITY          PRINCIPAL          AMORTIZED
                                                                    RATE          DATE             AMOUNT              COST
                                                                 -----------   ------------   ------------------  -----------------
U.S. TREASURY OBLIGATIONS - 53.6%
U.S. TREASURY BILLS - 32.5%                                                         3/7/02         $ 160,000,000  $    159,955,733
                                                                                                                  -----------------

U.S. TREASURY NOTES - 21.1%
                                                                    7.50%          5/15/02            20,000,000        20,140,995
                                                                    6.63           5/31/02            10,000,000        10,062,533
                                                                    6.38           8/15/02            25,000,000        25,311,935
                                                                    6.00           9/30/02            20,000,000        20,390,380
                                                                    5.75          10/31/02            12,000,000        12,267,178
                                                                    5.63          11/30/02             5,000,000         5,131,191
                                                                    4.75           1/31/03            10,000,000        10,243,403
                                                                                                                  -----------------
                                                                                                                       103,547,615
                                                                                                                  -----------------
TOTAL U.S. TREASURY OBLIGATIONS (AMORTIZED COST $263,503,348)                                                          263,503,348
                                                                                                                  -----------------

REPURCHASE AGREEMENTS - 46.2%
J.P. Morgan Chase & Co., 1.87%, due 3/1/02, with a
maturity value of $65,003,376 (Collateralized by
various GNMA bonds)                                                                                   65,000,000        65,000,000

Salomon Smith Barney, Inc., 1.89%, due 3/1/02, with a
maturity value of $60,003,150 (Collateralized by
various GNMA bonds)                                                                                   60,000,000        60,000,000

The Goldman Sachs Group, Inc., 1.87%, due 3/1/02,
with a maturity value of $41,702,166 (Collateralized by
various GNMA bonds)                                                                                   41,700,000        41,700,000

UBS Paine Webber, 1.87%, due 3/1/02, with a
maturity value of $60,003,117 (Collateralized by
various GNMA bonds)                                                                                   60,000,000        60,000,000
                                                                                                                  -----------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $226,700,000)                                                              226,700,000
                                                                                                                  -----------------

TOTAL INVESTMENTS (AMORTIZED COST $490,203,348) (a) - 99.8%                                                            490,203,348
Other assets less liabilities - 0.2%                                                                                       831,172
                                                                                                                  -----------------
TOTAL NET ASSETS - 100.0%                                                                                         $    491,034,520
                                                                                                                  =================


-----------------
(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA - Government National Mortgage Association


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                                      STATEMENT OF OPERATIONS
FEBRUARY 28, 2002 (UNAUDITED)                                            FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)
ASSETS:                                                                  INVESTMENT INCOME:
Investments, at value                                  $ 263,503,348     Interest                                        $6,605,882
Repurchase agreements                                    226,700,000                                                      ----------
                                                      ---------------      TOTAL INVESTMENT INCOME                        6,605,882
    Total investments                                    490,203,348
Cash                                                          86,253     EXPENSES:
Receivables:                                                             Investment manager                     $ 522,844
  Investments Sold                                       399,620,091     Distribution and shareholder servicing:
  Fund shares sold                                         3,999,363       Class B Shares                         169,557
  Interest                                                 1,518,397       Class D Shares                         780,995
Other assets                                                  57,543       Class E Shares                         441,894
                                                      ---------------                                           ----------
    TOTAL ASSETS                                         895,484,995       Total expenses before contractual
                                                                              fee reimbursements                          1,915,290
                                                                           Contructual fee reimbursements                   (48,445)
                                                                                                                        ------------
LIABILITIES:                                                               NET EXPENSES                                   1,866,845
Payables:                                                                                                               ------------
  Investments purchased                 $ 386,648,356                    NET INVESTMENT INCOME                            4,739,037
  Fund shares redeemed                     16,971,191                                                                   -----------
  Dividends                                   514,270                    NET REALIZED GAIN FROM INVESTMENT
Accrued expensed and other liabilities:                                    TRANSACTIONS                                      64,680
  Investment manager                           73,669                                                                   ------------
  Distribution and shareholder servicing      242,989                    NET INCREASE IN NET ASSETS RESULTING
                                        --------------                     FROM OPERATIONS                              $ 4,803,717
    TOTAL LIABILITIES                                    404,450,475                                                    ============
                                                      ---------------
NET ASSETS                                            $  491,034,520
                                                      ===============

COMPOSITION OF NET ASSETS:
Capital                                               $  491,235,747
Undistributed net investment income                           51,967
Accumulated net realized loss from
 investment transactions                                    (253,194)
                                                      ---------------
NET ASSETS                                            $  491,034,520
                                                      ===============

Class A Shares
  Net assets                                          $    1,271,552
  Shares outstanding                                       1,270,521
  Net Asset Value, Offering Price and
    Redemption Price per share                        $         1.00
                                                      ===============

Class B Shares
  Net assets                                          $   92,278,365
  Shares outstanding                                      92,313,727
  Net Asset Value, Offering Price and
    Redemption Price per share                        $         1.00
                                                      ===============

Class D Shares
  Net assets                                          $  308,012,349
  Shares outstanding                                     308,136,290
  Net Asset Value, Offering Price and
    Redemption Price per share                        $         1.00
                                                      ===============

Class E Shares
  Net assets                                          $   89,472,254
  Shares outstanding                                      89,515,202
  Net Asset Value, Offering Price and
    Redemption Price per share                        $         1.00
                                                      ===============



                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               FOR THE
                                                                           SIX MONTHS ENDED      FOR THE
                                                                           FEBRUARY 28, 2002   YEAR ENDED
                                                                             (UNAUDITED)     AUGUST 31, 2001
                                                                           ----------------- ----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
   Net investment income                                                   $     4,739,037   $    25,380,768
   Net realized gain (loss) from investment transactions                            64,680               (25)
                                                                           ----------------  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             4,803,717        25,380,743
                                                                           ----------------  ----------------

DIVIDENDS:
   Net investment income:
     Class A Shares                                                                (41,799)         (642,547)
     Class B Shares                                                             (1,010,323)       (2,188,130)
     Class D Shares                                                             (2,791,164)      (16,914,445)
     Class E Shares                                                               (895,751)       (5,635,646)
                                                                           ----------------  ----------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                                 (4,739,037)      (25,380,768)
                                                                           ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS                   (197,107,109)      218,837,565
                                                                           ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS                                         (197,042,429)      218,837,540

NET ASSETS:
   Beginning of period                                                         688,076,949       469,239,409
                                                                           ----------------  ----------------
   End of period                                                           $   491,034,520   $   688,076,949
                                                                           ================  ================


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                                      FOR THE
                                                                 SIX MONTHS ENDED              FOR THE YEARS ENDED AUGUST 31,
                                                                 FEBRUARY 28, 2002       ------------------------------------------
                                                                    (UNAUDITED)                 2001                  2000
                                                               ----------------------    -------------------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $                1.00     $             1.00     $            1.00
                                                               ----------------------    -------------------    ------------------
INVESTMENT ACTIVITIES
     Net investment income                                                      0.01                   0.05                  0.06
     Net realized gain (loss) from investment transactions                      0.00 *                (0.00)*               (0.00)*
                                                               ----------------------    -------------------    ------------------
     Total from investment activities                                           0.01                   0.05                  0.06
                                                               ----------------------    -------------------    ------------------
DIVIDENDS
     Net investment income                                                     (0.01)                 (0.05)                (0.06)
                                                               ----------------------    -------------------    ------------------
     Total dividends                                                           (0.01)                 (0.05)                (0.06)
                                                               ----------------------    -------------------    ------------------
NET ASSET VALUE, END OF PERIOD                                 $                1.00     $             1.00     $            1.00
                                                               ======================    ===================    ==================
TOTAL RETURN                                                                    3.33%(a)               5.30%                 5.66%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $               1,272     $           10,355     $          15,725
Ratio of expenses to average net assets                                         0.20%(b)               0.20%                 0.20%
Ratio of net investment income to average net assets                            2.71%(b)               5.13%                 5.55%


                                                                                FOR THE YEARS ENDED AUGUST 31,
                                                               -----------------------------------------------------------------
                                                                      1999                    1998                   1997
                                                               -------------------    ---------------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $             1.00     $               1.00     $           1.00
                                                               -------------------    ---------------------    -----------------
INVESTMENT ACTIVITIES
     Net investment income                                                   0.05                     0.05                 0.05
     Net realized gain (loss) from investment transactions                  (0.00)*                  (0.00)*               0.00*
                                                               -------------------    ---------------------    -----------------
     Total from investment activities                                        0.05                     0.05                 0.05
                                                               -------------------    ---------------------    -----------------
DIVIDENDS
     Net investment income                                                  (0.05)                   (0.05)               (0.05)
                                                               -------------------    ---------------------    -----------------
     Total dividends                                                        (0.05)                   (0.05)               (0.05)
                                                               -------------------    ---------------------    -----------------
NET ASSET VALUE, END OF PERIOD                                 $             1.00     $               1.00     $           1.00
                                                               ===================    =====================    =================
TOTAL RETURN                                                                4.77%                     5.43%                5.30%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $          15,088      $             31,185     $         23,063
Ratio of expenses to average net assets                                     0.20%                     0.20%                0.20%
Ratio of net investment income to average net assets                        4.69%                     5.27%                5.12%


FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                                      FOR THE
                                                                 SIX MONTHS ENDED              FOR THE YEARS ENDED AUGUST 31,
                                                                 FEBRUARY 28, 2002       -----------------------------------------
                                                                    (UNAUDITED)                 2001                  2000
                                                               ----------------------    -------------------    ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $                1.00     $             1.00     $            1.00
                                                               ----------------------    -------------------    ------------------
INVESTMENT ACTIVITIES
     Net investment income                                                      0.01                   0.05                  0.05
     Net realized gain (loss) from investment transactions                      0.00 *                (0.00)*               (0.00)*
                                                               ----------------------    -------------------    ------------------
     Total from investment activities                                           0.01                   0.05                  0.05
                                                               ----------------------    -------------------    ------------------
DIVIDENDS
     Net investment income                                                     (0.01)                 (0.05)                (0.05)
                                                               ----------------------    -------------------    ------------------
     Total dividends                                                           (0.01)                 (0.05)                (0.05)
                                                               ----------------------    -------------------    ------------------
NET ASSET VALUE, END OF PERIOD                                 $                1.00     $             1.00     $            1.00
                                                               ======================    ===================    ==================
TOTAL RETURN                                                                    3.08%(a)               5.04%                 5.39%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                              $              92,278     $          117,213     $          41,893
Ratio of expenses to average net assets                                         0.45%(b)               0.45%                 0.45%
Ratio of net investment income to average net assets                            2.09%(b)               4.44%                 5.20%



                                                                               FOR THE YEARS ENDED AUGUST 31,
                                                            -----------------------------------------------------------------
                                                                   1999                    1998                   1997
                                                            -------------------    ---------------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $             1.00     $               1.00     $           1.00
                                                            -------------------    ---------------------    -----------------
INVESTMENT ACTIVITIES
     Net investment income                                                0.04                     0.05                 0.05
     Net realized gain (loss) from investment transactions               (0.00)*                  (0.00)*               0.00 *
                                                            -------------------    ---------------------    -----------------
     Total from investment activities                                     0.04                     0.05                 0.05
                                                            -------------------    ---------------------    -----------------
DIVIDENDS
     Net investment income                                               (0.04)                   (0.05)               (0.05)
                                                            -------------------    ---------------------    -----------------
     Total dividends                                                     (0.04)                   (0.05)               (0.05)
                                                            -------------------    ---------------------    -----------------
NET ASSET VALUE, END OF PERIOD                              $             1.00     $               1.00     $           1.00
                                                            ===================    =====================    =================
TOTAL RETURN                                                              4.51%                    5.17%                5.04%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                           $           64,266     $            326,675     $        300,437
Ratio of expenses to average net assets                                   0.45%                    0.45%                0.45%
Ratio of net investment income to average net assets                      4.42%                    5.05%                4.93%


*    Less than $0.005 per share.
(a)  Not Annualized.
(b)  Annualized.


                       See notes to financial statements.

THE VALIANT FUND
U.S. TREASURY MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D SHARES


                                                            FOR THE
                                                        SIX MONTHS ENDED         FOR THE YEARS ENDED AUGUST 31,
                                                       FEBRUARY 28, 2002     ----------------------------------------
                                                          (UNAUDITED)             2001                2000
                                                       -------------------   ----------------    ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $             1.00    $          1.00     $          1.00
                                                       -------------------   ----------------    ----------------
INVESTMENT ACTIVITIES
     Net investment income                                           0.01               0.05                0.05
     Net realized gain (loss) from investment
       transactions                                                  0.00 *            (0.00)*             (0.00)*
                                                       -------------------   ----------------    ----------------
     Total from investment activities                                0.01               0.05                0.05
                                                       -------------------   ----------------    ----------------
DIVIDENDS
     Net investment income                                          (0.01)             (0.05)              (0.05)
                                                       -------------------   ----------------    ----------------
     Total dividends                                                (0.01)             (0.05)              (0.05)
                                                       -------------------   ----------------    ----------------
NET ASSET VALUE, END OF PERIOD                         $             1.00    $          1.00     $          1.00
                                                       ===================   ================    ================
TOTAL RETURN                                                         2.82%(a)           4.77%               5.13%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                      $          308,012    $       339,659     $       269,929
Ratio of expenses to average net assets                              0.70%(b)           0.70%               0.70%
Ratio of net investment income to average net assets                 1.79%(b)           4.55%               5.04%


                                                                            FOR THE YEARS ENDED AUGUST 31,
                                                             ----------------------------------------------------------
                                                                    1999                  1998               1997
                                                             --------------------   ------------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $              1.00    $            1.00    $        1.00
                                                             --------------------   ------------------   --------------
INVESTMENT ACTIVITIES
     Net investment income                                                  0.04                 0.05             0.05
     Net realized gain (loss) from investment
       transactions                                                        (0.00)*              (0.00)*           0.00 *
                                                             --------------------   ------------------   --------------
     Total from investment activities                                       0.04                 0.05             0.05
                                                             --------------------   ------------------   --------------
DIVIDENDS
     Net investment income                                                 (0.04)               (0.05)           (0.05)
                                                             --------------------   ------------------   --------------
     Total dividends                                                       (0.04)               (0.05)           (0.05)
                                                             --------------------   ------------------   --------------
NET ASSET VALUE, END OF PERIOD                               $              1.00    $            1.00    $        1.00
                                                             ====================   ==================   ==============
TOTAL RETURN                                                                4.25%                4.91%            4.78%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                                      $ 204,713            $ 161,901        $ 101,401
Ratio of expenses to average net assets                                     0.70%                0.70%            0.70%
Ratio of net investment income to average net assets                        4.16%                4.79%            4.69%



FINANCIAL HIGHLIGHTS, CLASS E SHARES

                                                    FOR THE
                                                SIX MONTHS ENDED                                               FOR THE PERIOD
                                               FEBRUARY 28, 2002       FOR THE YEARS ENDED AUGUST 31,         APRIL 6, 1999 TO
                                                  (UNAUDITED)             2001                2000           AUGUST 31, 1999 (c)
                                               -------------------   ----------------    ----------------    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $             1.00    $          1.00     $          1.00     $              1.00
                                               -------------------   ----------------    ----------------    --------------------
INVESTMENT ACTIVITIES
     Net investment income                                   0.01               0.04                0.05                    0.02
     Net realized gain (loss) from investment
       transactions                                          0.00 *            (0.00)*             (0.00)*                 (0.00)*
                                               -------------------   ----------------    ----------------    --------------------
     Total from investment activities                        0.01               0.04                0.05                    0.02
                                               -------------------   ----------------    ----------------    --------------------
DIVIDENDS
     Net investment income                                  (0.01)             (0.04)              (0.05)                  (0.02)
                                               -------------------   ----------------    ----------------    --------------------
     Total dividends                                        (0.01)             (0.04)              (0.05)                  (0.02)
                                               -------------------   ----------------    ----------------    --------------------
NET ASSET VALUE, END OF PERIOD                 $             1.00    $          1.00     $          1.00     $              1.00
                                               ===================   ================    ================    ====================
TOTAL RETURN                                                 2.51%(a)           4.46%               4.82%                   1.54%(a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $ 89,472          $ 220,850           $ 141,693                $ 13,086
Ratio of expenses to average net assets                      1.00%(b)           1.00%               1.00%                   0.99%(b)
Ratio of net investment income to average
  net assets                                                 1.62%(b)           4.19%               5.31%                   3.81%(b)


*    Less than $0.005 per share.
(a)  Not Annualized.
(b)  Annualized.
(c)  Commencement of operations.

                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2002 (unaudited)

                                                                                MATURITY         PRINCIPAL           AMORTIZED
                                                                   RATE           DATE             AMOUNT               COST
                                                                ------------   -----------   -------------------  ---------------
COMMERCIAL PAPER - 50.8%
ASSET BACKED SECURITIES - 16.0%
Centric Capital Corp.                                              1.84%          3/12/02       $     9,900,000   $    9,894,464
Long Lane Master Trust IV, Series A                                1.84           3/15/02            15,000,000       14,989,267
MPF Limited                                                        1.83           3/18/02            22,000,000       21,980,988
Private Export Funding Corp.                                       1.83           6/26/02            20,000,000       19,881,050
Special Purpose Accounts Receivable                                1.80           4/25/02            20,000,000       19,945,000
                                                                                                                  ---------------
                                                                                                                      86,690,769
                                                                                                                  ---------------
BANKING - 11.5%
Banco Continental de Panama SA                                     1.65            6/5/02            27,500,000       27,380,467
Banco de Galicia Y Bueno SA                                        2.75           3/27/02            20,000,000       19,960,267
HSBC Bank Argentina SA                                             1.85           5/20/02            15,000,000       14,938,333
                                                                                                                  ---------------
                                                                                                                      62,279,067
                                                                                                                  ---------------
BROKER / DEALERS - 10.1%
Goldman Sachs Group, Inc.                                          1.80            5/7/02            25,000,000       24,916,250
Lehman Brothers Holdings Inc.                                      2.05            5/6/02            20,000,000       19,925,933
Lehman Brothers Holdings Inc.                                      1.97            8/7/02            10,000,000        9,912,992
                                                                                                                  ---------------
                                                                                                                      54,755,175
                                                                                                                  ---------------
FINANCIAL SERVICES - 13.2%
Caterpillar Financial Services                                     1.92            9/3/02            10,000,000        9,900,800
General Electric Capital Corp.                                     2.80            3/4/02            20,000,000       19,995,334
General Electric Capital Corp.                                     1.82            7/8/02             7,000,000        6,954,348
GTL Financial Corp                                                 2.05           3/20/02            20,000,000       19,978,889
Louis Dreyfus Corporation                                          1.80           3/13/02            15,000,000       14,991,000
                                                                                                                  ---------------
                                                                                                                      71,820,371
                                                                                                                  ---------------
TOTAL COMMERCIAL PAPER (AMORTIZED COST $275,545,382)                                                                 275,545,382
                                                                                                                  ---------------
CORPORATE OBLIGATIONS - 15.0%
BANKING - 5.5%
Bank of America NA                                                 4.23           4/19/02            30,000,000       30,000,000
                                                                                                                  ---------------

FINANCIAL SERVICES - 4.9%
Sigma Finance Inc.                                                 2.28           1/28/03            20,000,000       20,000,000
Vista Funding Corporation*                                         2.10            3/7/02             2,097,000        2,097,000
Wyoming Steel Investment *                                         2.05            3/7/02             4,300,000        4,300,000
                                                                                                                  ---------------
                                                                                                                      26,397,000
                                                                                                                  ---------------
FOOD - 0.2%
Jacksons Food Stores Inc.*                                         2.10            3/7/02             1,341,000        1,341,000
                                                                                                                  ---------------

HEALTH SERVICES - 0.2%
Riverview Medical Office Building*                                 2.00            3/7/02             1,000,000        1,000,000
                                                                                                                  ---------------

LEISURE - 0.2%
Sandusky Yacht Club*                                               2.10            3/7/02             1,300,000        1,300,000
                                                                                                                  ---------------

REAL ESTATE - 4.0%
208 Associates LLC*                                                2.10            3/7/02             1,135,000        1,135,000
Aztec Properties LLC*                                              2.05            3/7/02             2,705,000        2,705,000
Baird Properties, LLC*                                             2.07            3/7/02             2,300,000        2,300,000
CMW Real Estate LLC*                                               2.00            3/7/02             2,460,000        2,460,000
El Dorado Enterprises of Miami FL*                                 2.02            3/7/02             2,015,000        2,015,000
El Dorado Enterprises of Miami FL*                                 1.97            3/7/02             9,230,000        9,230,000
Ordeal Properties LLC*                                             2.10            3/7/02             1,815,000        1,815,000
                                                                                                                  ---------------
                                                                                                                      21,660,000
                                                                                                                  ---------------
TOTAL CORPORATE OBLIGATIONS (AMORTIZED COST $81,698,000)                                                              81,698,000
                                                                                                                  ---------------


                       See notes to financial statements.

VALIANT GENERAL MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2002 (unaudited)

                                                                                MATURITY         PRINCIPAL           AMORTIZED
                                                                   RATE           DATE             AMOUNT               COST
                                                                ------------   -----------   -------------------  ---------------
CERTIFICATES OF DEPOSIT - 7.4%
Banking - 7.4%
Abbey National                                                     2.70%         12/27/02       $    10,000,000   $    9,999,188
Commerzbank AG                                                     4.12            5/9/02            20,000,000       19,999,632
Commerzbank AG*                                                    1.81           3/12/02            10,000,000        9,999,862
                                                                                                                  ---------------

TOTAL CERTIFICATES OF DEPOSIT (AMORTIZED COST $39,998,682)                                                            39,998,682
                                                                                                                  ---------------

MUNICIPAL NOTES AND BONDS* - 5.5%
ALABAMA - 3.6%
Auburn Taxable Revenue, Series B                                   1.87            3/6/02             7,450,000        7,450,000
Meadow Brook                                                       1.92            3/7/02            12,300,000       12,300,000
                                                                                                                  ---------------
                                                                                                                      19,750,000
                                                                                                                  ---------------
ILLINOIS - 0.9%
Upper Illinois River Valley Development                            2.07            3/7/02             4,595,000        4,595,000
                                                                                                                  ---------------

NEW YORK - 0.6%
Approach Partnership                                               2.07            3/7/02             1,000,000        1,000,000
New York Metropolitan Transportation Authority                     1.95            3/6/02             2,050,000        2,050,000
                                                                                                                  ---------------
                                                                                                                       3,050,000
                                                                                                                  ---------------
OHIO - 0.2%
Hopkins Waterhouse LLC                                             1.97            3/7/02             1,275,000        1,275,000
                                                                                                                  ---------------

PENNSYLVANIA - 0.2%
Allegheny County , Hospital Development
Authority                                                          2.07            3/7/02             1,025,000        1,025,000
                                                                                                                  ---------------

TOTAL MUNICIPAL NOTES AND BONDS (AMORTIZED COST $29,695,000)                                                          29,695,000
                                                                                                                  ---------------

TIME DEPOSITS - 4.6%
Bank of National de Paris                                          1.81            3/1/02            10,000,000       10,000,000
National Bank of Canada                                            1.81            3/1/02            15,000,000       15,000,000
                                                                                                                  ---------------

TOTAL TIME DEPOSITS (AMORTIZED COST $25,000,000)                                                                      25,000,000
                                                                                                                  ---------------

REPURCHASE AGREEMENTS - 16.5%
Salomon Smith Barney, Inc., 1.89%, due 3/1/02,
with a maturity value of $89,304,688
(Collateralized by various GNMA bonds)                                                               89,300,000       89,300,000
                                                                                                                  ---------------

TOTAL REPURCHASE AGREEMENTS (AMORTIZED COST $89,300,000)                                                              89,300,000
                                                                                                                  ---------------

Total Investments (Amortized Cost $541,237,064) (a) - 99.8%                                                          541,237,064
Other assets less liabilities - 0.2%                                                                                   1,275,213
                                                                                                                  ---------------
TOTAL NET ASSETS - 100%                                                                                           $  542,512,277
                                                                                                                  ===============


-----------------

* Variable rate investment. The rate shown represents the rate in effect at February 28, 2002. The maturity date shown reflects next rate change date.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

GNMA  - Government National Mortgage Association
LLC      - Limited Liability Corporation
SA        - South America

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                                    STATEMENT OF OPERATIONS
FEBRUARY 28, 2002 (UNAUDITED)                                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)
ASSETS:                                                                INVESTMENT INCOME:
Investments, at value                                   $451,937,064   Interest                                         $ 7,234,015
                                                                                                                        ------------
Repurchase agreements                                     89,300,000     TOTAL INVESTMENT INCOME                          7,234,015
                                                        -------------
   Total investments                                     541,237,064
Cash                                                           8,525   EXPENSES:
Receivables:                                                           Investment manager                      $515,132
   Fund shares sold                                       79,633,103   Distribution and shareholder servicing:
   Investments sold                                       37,801,900     Class B Shares                          18,894
   Interest                                                2,045,822     Class D Shares                          41,091
Other assets                                                   6,186     Class E Shares                         361,545
                                                        -------------                                         ----------
       TOTAL ASSETS                                      660,732,600     Total expenses before contractual
                                                                            fee reimbursements                              936,662
LIABILITIES:                                                             Contractual fee reimbursements                      (5,398)
                                                                                                                        ------------
Payables:                                                                    NET EXPENSES                                   931,264
                                                                                                                        ------------
   Investments purchased                  $ 114,300,000                    NET INVESTMENT INCOME                          6,302,751
                                                                                                                        ------------
   Fund shares redeemed                       3,077,332                    NET REALIZED GAIN FROM INVESTMENT
   Dividends                                    703,070                      TRANSACTIONS                                    66,726
                                                                                                                        ------------
Accrued expenses and other liabilities:                                    NET INCREASE IN NET ASSETS RESULTING FROM
   Investment manager                            73,286                      OPERATIONS                                 $ 6,369,477
                                                                                                                        ============
   Distribution and shareholder servicing        66,635
                                          --------------
     TOTAL LIABILITIES                                   118,220,323
                                                        -------------
NET ASSETS                                              $542,512,277
                                                        =============

COMPOSITION OF NET ASSETS:
Capital                                                 $542,615,526
Accumulated net realized loss from
    investment transactions                                 (103,249)
                                                        -------------
NET ASSETS                                              $542,512,277
                                                        =============

Class A Shares
   Net assets                                           $428,749,885
   Shares outstanding                                    428,822,939
   Net Asset Value, Offering Price and
      Redemption Price per share                              $ 1.00
                                                        =============

Class B Shares
   Net assets                                           $ 14,505,690
   Shares outstanding                                     14,508,791
   Net Asset Value, Offering Price and
      Redemption Price per share                              $ 1.00
                                                        =============

Class D Shares
   Net assets                                           $ 15,184,924
   Shares outstanding                                     15,188,441
   Net Asset Value, Offering Price and
      Redemption Price per share                              $ 1.00
                                                        =============

Class E Shares
   Net assets                                           $ 84,071,778
   Shares outstanding                                     84,095,355
   Net Asset Value, Offering Price and
      Redemption Price per share                              $ 1.00
                                                        =============


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            FOR THE
                                                                                        SIX MONTHS ENDED           FOR THE
                                                                                       FEBRUARY 28, 2002          YEAR ENDED
                                                                                          (UNAUDITED)          AUGUST 31, 2001
                                                                                       -------------------    ------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                                              $        6,302,751     $       32,704,726
    Net realized gain (loss) from investment transactions                                          66,726                109,626
                                                                                       -------------------    ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            6,369,477             32,814,352
                                                                                       -------------------    ------------------

DIVIDENDS:
    Net investment income:
      Class A Shares                                                                           (5,165,268)           (24,761,835)
      Class B Shares                                                                             (125,306)              (305,506)
      Class D Shares                                                                             (170,841)              (682,300)
      Class E Shares                                                                             (841,336)            (6,955,085)
                                                                                       -------------------    ------------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                                                (6,302,751)           (32,704,726)
                                                                                       -------------------    ------------------
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS                                               35,917,905              8,116,048
                                                                                       -------------------    ------------------
NET INCREASE IN NET ASSETS                                                                     35,984,631              8,225,674

NET ASSETS:
    Beginning of period                                                                       506,527,646            498,301,972
                                                                                       -------------------    ------------------
    End of period                                                                      $      542,512,277     $      506,527,646
                                                                                       ===================    ==================


                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                            FOR THE
                                                       SIX MONTHS ENDED                 FOR THE YEARS ENDED AUGUST 31,
                                                       FEBRUARY 28, 2002    --------------------------------------------------------
                                                          (unaudited)            2001               2000               1999
                                                       ------------------   ----------------   ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $           1.00     $         1.00     $         1.00     $         1.00
                                                       ------------------   ----------------   ----------------   ----------------
INVESTMENT ACTIVITIES
     Net investment income                                          0.01               0.05               0.06               0.05
     Net realized gain (loss) from investment
       transactions                                                 0.00 *             0.00 *            (0.00)*            (0.00)*
                                                       ------------------   ----------------   ----------------   ----------------
     Total from investment activities                               0.01               0.05               0.06               0.05
                                                       ------------------   ----------------   ----------------   ----------------
DIVIDENDS
     Net investment income                                         (0.01)             (0.05)             (0.06)             (0.05)
                                                       ------------------   ----------------   ----------------   ----------------
     Total dividends                                               (0.01)             (0.05)             (0.06)             (0.05)
                                                       ------------------   ----------------   ----------------   ----------------
NET ASSET VALUE, END OF PERIOD                          $           1.00     $         1.00             $ 1.00             $ 1.00
                                                       ==================   ================   ================   ================
TOTAL RETURN                                                        3.61%(a)           5.52%              5.97%              5.00%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                       $        428,750     $      380,513     $      394,118     $      254,808
Ratio of expenses to average net assets                             0.20%(b)           0.20%              0.20%              0.20%
Ratio of net investment income to average net assets                2.60%(b)           5.36%              5.89%              4.91%

                                                           FOR THE YEARS ENDED AUGUST 31,
                                                       -------------------------------------
                                                              1998                1997
                                                        ------------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $           1.00     $        1.00
                                                        ------------------   ---------------
INVESTMENT ACTIVITIES
     Net investment income                                           0.05              0.05
     Net realized gain (loss) from investment
       transactions                                                  0.00 *            0.00 *
                                                        ------------------   ---------------
     Total from investment activities                                0.05              0.05
                                                        ------------------   ---------------
DIVIDENDS
     Net investment income                                          (0.05)            (0.05)
                                                        ------------------   ---------------
     Total dividends                                                (0.05)            (0.05)
                                                        ------------------   ---------------
NET ASSET VALUE, END OF PERIOD                                     $ 1.00            $ 1.00
                                                        ==================   ===============
TOTAL RETURN                                                         5.54%             5.40%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $        273,980     $     568,715
Ratio of expenses to average net assets                              0.20%             0.20%
Ratio of net investment income to average net assets                 5.40%             5.33%

FINANCIAL HIGHLIGHTS, CLASS B SHARES

                                                            FOR THE
                                                       SIX MONTHS ENDED
                                                       FEBRUARY 28, 2002                  FOR THE YEARS ENDED AUGUST 31,
                                                                            --------------------------------------------------------
                                                          (UNAUDITED)            2001               2000               1999
                                                       ------------------   ----------------   ----------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $           1.00     $         1.00     $         1.00     $         1.00
                                                       ------------------   ----------------   ----------------   ----------------
INVESTMENT ACTIVITIES
     Net investment income                                          0.01               0.05               0.06               0.05
     Net realized gain (loss) from investment
       transactions                                                 0.00 *             0.00 *            (0.00)*            (0.00)*
                                                       ------------------   ----------------   ----------------   ----------------
     Total from investment activities                               0.01               0.05               0.06               0.05
                                                       ------------------   ----------------   ----------------   ----------------
DIVIDENDS
     Net investment income                                         (0.01)             (0.05)             (0.06)             (0.05)
                                                       ------------------   ----------------   ----------------   ----------------
     Total dividends                                               (0.01)             (0.05)             (0.06)             (0.05)
                                                       ------------------   ----------------   ----------------   ----------------
NET ASSET VALUE, END OF PERIOD                          $           1.00     $         1.00     $         1.00     $         1.00
                                                       ==================   ================   ================   ================
TOTAL RETURN                                                        3.35%(a)           5.25%              5.71%              4.74%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                       $         14,506     $        9,169     $        4,793     $        1,569
Ratio of expenses to average net assets                             0.45%(b)           0.45%              0.45%              0.45%
Ratio of net investment income to average net assets                2.32%(b)           4.91%              5.61%              4.72%

                                                           FOR THE YEARS ENDED AUGUST 31,
                                                       -------------------------------------
                                                              1998                1997
                                                        ------------------   ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $           1.00     $        1.00
                                                        ------------------   ---------------
INVESTMENT ACTIVITIES
     Net investment income                                           0.05              0.05
     Net realized gain (loss) from investment
       transactions                                                  0.00 *            0.00*
                                                        ------------------   ---------------
     Total from investment activities                                0.05              0.05
                                                        ------------------   ---------------
DIVIDENDS
     Net investment income                                          (0.05)            (0.05)
                                                        ------------------   ---------------
     Total dividends                                                (0.05)            (0.05)
                                                        ------------------   ---------------
NET ASSET VALUE, END OF PERIOD                           $           1.00     $        1.00
                                                        ==================   ===============
TOTAL RETURN                                                         5.28%             5.14%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $         17,602     $       9,155
Ratio of expenses to average net assets                              0.45%             0.45%
Ratio of net investment income to average net assets                 5.16%             5.02%

*    Less than $0.005 per share.
(a)  Not Annualized.
(b)  Annualized.

                       See notes to financial statements.

THE VALIANT FUND
GENERAL MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                                            FOR THE
                                                       SIX MONTHS ENDED         FOR THE           FOR THE PERIOD
                                                       FEBRUARY 28, 2002       YEAR ENDED       SEPTEMBER 27, 1999
                                                          (UNAUDITED)       AUGUST 31, 2001    TO AUGUST 31, 2000 (a)
                                                       ------------------   ----------------   ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $            1.00    $         1.00     $                1.00
                                                       ------------------   ----------------   ----------------------
INVESTMENT ACTIVITIES
     Net investment income                                          0.01               0.05                     0.05
     Net realized gain (loss) from investment transactions          0.00 *             0.00 *                  (0.00)*
                                                       ------------------   ----------------   ----------------------
     Total from investment activities                               0.01               0.05                     0.05
                                                       ------------------   ----------------   ----------------------
Dividends
     Net investment income                                         (0.01)             (0.05)                   (0.05)
                                                       ------------------   ----------------   ----------------------
     Total dividends                                               (0.01)             (0.05)                   (0.05)
                                                       ------------------   ----------------   ----------------------
NET ASSET VALUE, END OF PERIOD                         $            1.00    $          1.00    $                1.00
                                                       ==================   ================   ======================
TOTAL RETURN                                                        3.09%(b)           4.99%                    5.10%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                      $          15,185    $        16,861    $              10,121
Ratio of expenses to average net assets                             0.70%(c)           0.70%                    0.70%(c)
Ratio of net investment income to average net assets                2.08%(c)           4.81%                    5.53%(c)


FINANCIAL HIGHLIGHTS, CLASS E SHARES

                                                   FOR THE
                                              SIX MONTHS ENDED                                                  FOR THE PERIOD
                                              FEBRUARY 28, 2002         FOR THE YEARS ENDED AUGUST 31,          MAY 5, 1999 TO
                                                 (UNAUDITED)            2001                  2000             AUGUST 31, 1999 (a)
                                              ------------------   ----------------   ----------------------   ------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $            1.00    $          1.00    $                1.00    $            1.00
                                              ------------------   ----------------   ----------------------   ------------------
INVESTMENT ACTIVITIES
     Net investment income                                 0.01               0.05                     0.05                 0.01
     Net realized gain (loss) from investment
       transactions                                        0.00 *             0.00 *                  (0.00)*              (0.00)*
                                              ------------------   ----------------   ----------------------   ------------------
     Total from investment activities                      0.01               0.05                     0.05                 0.01
                                              ------------------   ----------------   ----------------------   ------------------
DIVIDENDS
     Net investment income                                (0.01)             (0.05)                   (0.05)               (0.01)
                                              ------------------   ----------------   ----------------------   ------------------
     Total dividends                                      (0.01)             (0.05)                   (0.05)               (0.01)
                                              ------------------   ----------------   ----------------------   ------------------
NET ASSET VALUE, END OF PERIOD                $            1.00    $          1.00    $                1.00    $            1.00
                                              ==================   ================   ======================   ==================
TOTAL RETURN                                               2.78%(b)           4.68%                    5.13%                1.31%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)             $          84,072    $        99,984    $              89,270    $          30,159
Ratio of expenses to average net assets                    1.00%(c)           1.00%                    1.00%                0.99%(c)
Ratio of net investment income to average
  net assets                                               1.86%(c)           4.23%                    5.18%                4.00%(c)


*    Less than $0.005 per share.
(a)  Commencement of operations.
(b)  Not Annualized.
(c)  Annualized.

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2002 (unaudited)

                                                                                     MATURITY         PRINCIPAL       AMORTIZED
                                                                        RATE           DATE            AMOUNT           COST
                                                                     ------------   -----------   --------------   ---------------
COMMERCIAL PAPER - 5.4%
FLORIDA - 2.0%
Sunshine State, Series E                                                1.25%           4/2/02    $   1,900,000    $    1,900,000
Sunshine State, Series F                                                1.25            4/2/02        1,100,000         1,100,000
                                                                                                                   ---------------
                                                                                                                        3,000,000
                                                                                                                   ---------------
TENNESSEE - 3.4%
Shelby County                                                           1.30            3/1/02        5,000,000         5,000,000
                                                                                                                   ---------------

TOTAL COMMERCIAL PAPER (AMORTIZED COST $8,000,000)                                                                      8,000,000
                                                                                                                   ---------------

MUNICIPAL BONDS AND NOTES - 8.9%
FLORIDA - 3.4%
Orange County School District, Series C                                 2.75           9/16/02        2,000,000         2,008,253
Palm Beach County School District, Tax & Revenue
  Anticipation Promissory Note                                          2.75           9/26/02        3,000,000         3,013,007
                                                                                                                   ---------------
                                                                                                                        5,021,260
                                                                                                                   ---------------
ILLINOIS - 0.8%
Development Finance Authority, Tax & Revenue
  Anticipation Promissory Note, Series C                                3.50           7/24/02        1,125,000         1,127,820
                                                                                                                   ---------------

INDIANA - 1.3%
Indiana Bond Bank, Series A-2                                           2.25           1/22/03        2,000,000         2,010,593
                                                                                                                   ---------------

NEW HAMPSHIRE - 3.4%
Merrimack County, Tax & Revenue Anticipation Promissory Note            1.85          12/27/02        5,000,000         5,006,089
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS AND NOTES (AMORTIZED COST $13,165,762)                                                           13,165,762
                                                                                                                   ---------------

VARIABLE MUNICIPAL BONDS* - 92.8%
ALASKA - 3.4%
Valdez Marine Term Revenue                                              1.30            3/1/02        5,000,000         5,000,000
                                                                                                                   ---------------

CALIFORNIA - 2.0%
Higher Education Loan Authority, Series D-3                             3.15            4/1/02        3,000,000         3,000,000
                                                                                                                   ---------------

FLORIDA - 59.5%
Bradford County Health Facilities Authority Revenue, Series B           1.07            3/6/02        5,000,000         5,000,000
Broward County Housing Finance Authority Revenue, Multi-Family          1.20            3/6/02        2,600,000         2,600,000
Dade County IDR, Series B                                               1.30            3/6/02        1,000,000         1,000,000
Dade County Water & Sewer Systems Revenue                               1.15            3/6/02        5,000,000         5,000,000
Halifax Hospital Medical Center, Health Care Facilities Revenue         1.20            3/6/02        1,200,000         1,200,000
Hillsborough County Pollution Control Revenue                           1.45            3/1/02        1,250,000         1,250,000
Housing Finance Agency, Multi-Family                                    1.15            3/6/02        3,350,000         3,350,000
Housing Finance Agency, Multi-Family                                    1.15            3/6/02        4,800,000         4,800,000
Housing Finance Agency, Multi-Family                                    1.20            3/6/02        2,400,000         2,400,000
Housing Finance Agency, Multi-Family                                    1.20            3/6/02        3,700,000         3,700,000
Housing Finance Agency, Multi-Family                                    1.25            3/6/02        2,400,000         2,400,000
Housing Finance Agency, Multi-Family                                    1.15            3/7/02        4,400,000         4,400,000
Housing Finance Corp. Revenue, Multi-Family, Series I-A                 1.15            3/7/02        2,375,000         2,375,000
Lakeland Energy Systems Revenue, Series A                               1.20            3/6/02        8,000,000         8,000,000
Orange County Health Facilities Authority Revenue                       1.15            3/7/02        3,935,000         3,935,000
Orange County Housing Finance Authority Homeowner Revenue,
  Series N-6                                                            1.25            3/6/02        2,200,000         2,200,000
Orlando Special Assessment Revenue                                      1.10            3/6/02        3,450,000         3,450,000
Palm Beach County Revenue                                               1.20            3/6/02        4,000,000         4,000,000
Pinellas County Health Facilities Authority Revenue                     1.15            3/7/02        4,520,000         4,520,000
Pinellas County Housing Finance Authority Revenue, Multi-Family         1.15            3/6/02        3,500,000         3,500,000
State Municipal Power Agency Revenue                                    1.07            3/6/02        2,500,000         2,500,000
State Municipal Power Agency Revenue                                    1.15            3/6/02        5,000,000         5,000,000

                       See notes to financial statements.

VALIANT TAX-EXEMPT MONEY MARKET PORTFOLIO
Schedule of Portfolio Investments
February 28, 2002 (unaudited)

                                                                                     MATURITY        PRINCIPAL        AMORTIZED
                                                                        RATE           DATE           AMOUNT            COST
                                                                     ------------   -----------   --------------   ---------------
FLORIDA - (CONTINUED)
Tampa Health Care Facilities Revenue                                    1.20%           3/6/02    $   2,800,000    $    2,800,000
University Athletic Association Capital Improvement Revenue             1.45            3/1/02        1,000,000         1,000,000
Volusia County Health Facilities Authority Revenue                      1.20            3/7/02        1,800,000         1,800,000
Volusia County Housing Finance Authority Revenue, Multi-Family,
  Series C                                                              1.25            3/7/02        5,500,000         5,500,000
                                                                                                                   ---------------
                                                                                                                       87,680,000
                                                                                                                   ---------------
IDAHO - 1.3%
Health Facilities Authority Revenue                                     1.30            3/1/02        1,900,000         1,900,000
                                                                                                                   ---------------

KANSAS - 1.4%
State Development Finance Authority Revenue, Series N                   1.35            3/1/02        2,000,000         2,000,000
                                                                                                                   ---------------

MICHIGAN - 2.7%
State Strategic Fund Pollution Control Revenue                          1.35            3/1/02        4,000,000         4,000,000
                                                                                                                   ---------------

MISSOURI - 2.4%
State Development Finance Board Infrastructure Facilities Revenue       1.40            3/1/02        2,500,000         2,500,000
State Health & Educational Facilities Authority Revenue, Series B       1.35            3/1/02        1,010,000         1,010,000
                                                                                                                   ---------------
                                                                                                                        3,510,000
                                                                                                                   ---------------
NEW YORK - 2.0%
Puttable Floating Option Tax Exempt Receipts                            2.95           6/27/02        3,000,000         3,000,000
                                                                                                                   ---------------

PENNSYLVANIA - 1.6%
Philadelphia IDR                                                        1.30            3/1/02        2,400,000         2,400,000
                                                                                                                   ---------------

PUERTO RICO - 9.7%
Commonwealth Infrastructure Financing Authority                         2.73            3/7/02        3,000,000         3,000,000
Commonwealth Infrastructure Financing Authority, Series 1               1.00            3/7/02        2,300,000         2,300,000
Commonwealth of Puerto Rico                                             1.80            3/7/02        4,000,000         4,000,000
Commonwealth of Puerto Rico, Series 2001-2                              1.00            3/7/02        5,000,000         5,000,000
                                                                                                                   ---------------
                                                                                                                       14,300,000
                                                                                                                   ---------------
TEXAS - 3.2%
Gulf Coast Waste Disposal Authority Pollution Control Revenue           1.25            3/1/02        4,700,000         4,700,000
                                                                                                                   ---------------

UTAH - 2.0%
Intermountain Power Supply Revenue, Series F                            2.05           3/15/02        3,000,000         3,000,000
                                                                                                                   ---------------

WYOMING - 1.6%
Lincoln County Pollution Control Revenue                                1.25            3/1/02        2,400,000         2,400,000
                                                                                                                   ---------------

TOTAL VARIABLE MUNICIPAL BONDS (AMORTIZED COST $136,890,000)                                                          136,890,000
                                                                                                                   ---------------

TOTAL INVESTMENTS (AMORTIZED COST $158,055,762) (A) - 107.1%                                                          158,055,762
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.1)%                                                                        (10,482,454)
                                                                                                                   ---------------
TOTAL NET ASSETS - 100%                                                                                            $  147,573,308
                                                                                                                   ===============


-----------------
* Variable rate investment. The rate shown represents the rate in effect at February 28, 2002. The maturity date shown reflects next rate change date.
(a) Cost and value for federal income tax and financial reporting purposes are the same.

IDR - Industrial Development Revenue


                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                                        STATEMENT OF OPERATIONS
FEBRUARY 28, 2002 (UNAUDITED)                                              FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)
ASSETS:                                                                    INVESTMENT INCOME:
Investments, at value                                   $  158,055,762     Interest                                   $  1,426,658
                                                                                                                      -------------
Cash                                                           787,767       TOTAL INVESTMENT INCOME                     1,426,658
Receivables:
   Investments sold                                          6,015,288     EXPENSES:
   Interest                                                    339,835     Investment manager               $  156,072
   Fund shares sold                                             19,997     Distribution and shareholder
                                                        ---------------      servicing:
       TOTAL ASSETS                                        165,218,649       Class D Shares                        459
                                                                                                            -----------
                                                                             NET EXPENSES                                  156,531
                                                                                                                       ------------
LIABILITIES:                                                               NET INVESTMENT INCOME                         1,270,127
                                                                                                                       ------------
Payables:                                                                  NET REALIZED GAIN FROM INVESTMENT
   Fund shares redeemed                   $  12,468,307                      TRANSACTIONS                                   16,779
                                                                                                                       ------------
   Investments purchased                      5,004,349                    NET INCREASE IN NET ASSETS RESULTING FROM
   Dividends                                    148,950                      OPERATIONS                                $ 1,286,906
                                                                                                                       ============
Accrued expenses and other liabilities:
   Investment manager                            23,669
   Distribution and shareholder servicing            66
                                          --------------
     TOTAL LIABILITIES                                     17,645,341
                                                        --------------
NET ASSETS                                              $ 147,573,308
                                                        ==============

COMPOSITION OF NET ASSETS:
Capital                                                 $ 147,720,556
Accumulated net realized loss from
   investment transactions                                   (147,248)
                                                        --------------
NET ASSETS                                              $ 147,573,308
                                                        ==============

Class A Shares
   Net Assets                                           $ 147,446,212
   Shares outstanding                                     147,593,354
   Net Asset Value, Offering Price and
      Redemption Price per share                        $        1.00
                                                        ==============

Class D Shares
   Net Assets                                           $     127,097
   Shares outstanding                                         127,202
   Net Asset Value, Offering Price and
      Redemption Price per share                        $        1.00
                                                        ==============


                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       FOR THE
                                                                                   SIX MONTHS ENDED           FOR THE
                                                                                  FEBRUARY 28, 2002          YEAR ENDED
                                                                                     (UNAUDITED)          AUGUST 31, 2001
                                                                                  -------------------    -------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                                         $        1,270,127     $        5,634,015
    Net realized gain/loss from investment transactions                                       16,779                   (602)
                                                                                  -------------------    -------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       1,286,906              5,633,413
                                                                                  -------------------    -------------------

DIVIDENDS:
    Net investment income:
      Class A Shares                                                                      (1,269,102)            (5,628,032)
      Class D Shares                                                                          (1,025)                (5,983)
                                                                                  -------------------    -------------------
TOTAL DIVIDENDS TO SHAREHOLDERS                                                           (1,270,127)            (5,634,015)
                                                                                  -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS                                5,925,554            (65,626,421)
                                                                                  -------------------    -------------------
NET INCREASE (DECREASE) IN NET ASSETS                                                      5,942,333            (65,627,023)

NET ASSETS:
    Beginning of period                                                                  141,630,975            207,257,998
                                                                                  -------------------    -------------------
    End of period                                                                 $      147,573,308     $      141,630,975
                                                                                  ===================    ===================


                       See notes to financial statements.

THE VALIANT FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS, CLASS A SHARES

                                                            FOR THE
                                                       SIX MONTHS ENDED           FOR THE YEARS ENDED AUGUST 31,
                                                       FEBRUARY 28, 2002    ------------------------------------------
                                                          (UNAUDITED)            2001                 2000
                                                       ------------------   ----------------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $            1.00    $          1.00    $              1.00
                                                       ------------------   ----------------   --------------------
INVESTMENT ACTIVITIES
     Net investment income                                          0.01               0.03                   0.04
     Net realized gain (loss) from investment
       transactions                                                 0.00 *            (0.00)*                (0.00)*
                                                       ------------------   ----------------   --------------------
     Total from investment activities                               0.01               0.03                   0.04
                                                       ------------------   ----------------   --------------------
DIVIDENDS
     Net investment income                                         (0.01)             (0.03)                 (0.04)
                                                       ------------------   ----------------   --------------------
     Total dividends                                               (0.01)             (0.03)                 (0.04)
                                                       ------------------   ----------------   --------------------
NET ASSET VALUE, END OF PERIOD                         $            1.00    $          1.00    $              1.00
                                                       ==================   ================   ====================
TOTAL RETURN                                                        2.32%(a)           3.42%                  3.67%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                      $         147,446    $       141,464    $           207,183
Ratio of expenses to average net assets                             0.20%(b)           0.20%                  0.20%
Ratio of net investment income to average net assets                1.63%(b)           3.39%                  3.57%

                                                                         FOR THE YEARS ENDED AUGUST 31,
                                                             ------------------------------------------------------
                                                                  1999                1998               1997
                                                             ----------------   ------------------   --------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $          1.00    $            1.00    $        1.00
                                                             ----------------   ------------------   --------------
INVESTMENT ACTIVITIES
     Net investment income                                              0.03                 0.03             0.03
     Net realized gain (loss) from investment
       transactions                                                     0.00 *               0.00 *          (0.00)*
                                                             ----------------   ------------------   --------------
     Total from investment activities                                   0.03                 0.03             0.03
                                                             ----------------   ------------------   --------------
DIVIDENDS
     Net investment income                                             (0.03)               (0.03)           (0.03)
                                                             ----------------   ------------------   --------------
     Total dividends                                                   (0.03)               (0.03)           (0.03)
                                                             ----------------   ------------------   --------------
NET ASSET VALUE, END OF PERIOD                                        $ 1.00               $ 1.00           $ 1.00
                                                             ================   ==================   ==============
TOTAL RETURN                                                            3.01%                3.41%            3.42%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                            $       288,343    $         268,657    $     282,368
Ratio of expenses to average net assets                                 0.20%                0.20%            0.20%
Ratio of net investment income to average net assets                    2.96%                3.35%            3.38%


FINANCIAL HIGHLIGHTS, CLASS D SHARES

                                                            FOR THE
                                                       SIX MONTHS ENDED         FOR THE          FOR THE PERIOD
                                                       FEBRUARY 28, 2002       YEAR ENDED       JUNE 19, 2000 TO
                                                          (UNAUDITED)       AUGUST 31, 2001    AUGUST 31, 2000 (c)
                                                       ------------------   ----------------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $            1.00    $          1.00    $              1.00
                                                       ------------------   ----------------   --------------------
Investment Activities
     Net investment income                                          0.01               0.03                   0.01
     Net realized gain (loss) from investment
       transactions                                                 0.00 *            (0.00)*                (0.00)*
                                                       ------------------   ----------------   --------------------
     Total from investment activities                               0.01               0.03                   0.01
                                                       ------------------   ----------------   --------------------
DIVIDENDS
     Net investment income                                         (0.01)             (0.03)                 (0.01)
                                                       ------------------   ----------------   --------------------
     Total dividends                                               (0.01)             (0.03)                 (0.01)
                                                       ------------------   ----------------   --------------------
NET ASSET VALUE, END OF PERIOD                                    $ 1.00             $ 1.00                 $ 1.00
                                                       ==================   ================   ====================
TOTAL RETURN                                                        1.81%(a)           2.91%                  0.70%(a)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                      $             127    $           167    $                75
Ratio of expenses to average net assets                             0.70%(b)           0.70%                  0.70%(b)
Ratio of net investment income to average net assets                1.12%(b)           2.96%                  3.45%(b)



*    Less than $0.005 per share.
(a)  Not Annualized.
(b)  Annualized.
(c)  Commencement of operations.


                       See notes to financial statements.

    THE VALIANT FUND

                          NOTES TO FINANCIAL STATEMENTS
                          FEBRUARY 28, 2002 (UNAUDITED)


1.  ORGANIZATION:

         The U.S. Treasury Money Market Portfolio, General Money Market Portfolio and Tax-Exempt Money Market Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios") are separate portfolios of The Valiant Fund. The Valiant Fund (the "Trust") is a Massachusetts business trust, organized on January 29, 1993 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust is authorized to offer five classes of shares: Class A, Class B, Class C (has not commenced operations), Class D and Class E.

2.  SIGNIFICANT ACCOUNTING POLICIES:

         The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITY VALUATION:

        Investments of the Portfolios are valued at amortized cost. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a straight-line basis to the maturity of the security.

    SECURITIES TRANSACTIONS AND RELATED INCOME:

        Securities transactions are recorded on trade date. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or a discount.

    REPURCHASE AGREEMENTS:

        Each Portfolio, may enter into repurchase agreements with an entity whose creditworthiness has been reviewed and found satisfactory by the Portfolios' Sub-Advisor, Reich & Tang Asset Management L.P. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Portfolios' custodian, either physically or in book entry form.

    EXPENSE ALLOCATION:

        Expenses directly attributable to a Portfolio are charged to that Portfolio. Trust expenses are allocated proportionately among each Portfolio within the Trust in relation to the net assets of each Portfolio or another reasonable basis. Expenses specific to a class are charged to that class.

    DIVIDENDS TO SHAREHOLDERS:

        The Portfolios' declare all net investment income daily as dividends to their shareholders and distribute such dividends monthly.

        Additional dividends are also paid to the Portfolios' shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of registered investment companies.

    THE VALIANT FUND

                          FEBRUARY 28, 2002 (UNAUDITED)


        The amount of dividends from net investment income and net realized gains are determined in accordance with U.S. income tax regulations, which may differ from the U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified among the components of net assets; temporary differences do not require reclassification.

    FEDERAL TAXES:

        Each Portfolio is a separate taxable entity for federal tax purposes. Each Portfolio has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and distribute substantially all of their taxable net investment income and net realized gains, if any, to their shareholders. Accordingly, no provision for federal income excise tax is required.

3.  RELATED PARTY TRANSACTIONS:

    INVESTMENT ADVISOR:

        Integrity Management & Research, Inc. (the "Manager"), a wholly owned subsidiary of Integrity Investments, Inc., serves as the Investment Adviser to the Trust. The Trust pays the Manager a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Portfolio.

        Under terms of the Management Agreement, all expenses incurred by the Portfolios are paid directly by the Manager, except for distribution and shareholder servicing fees. Trustee fees and other miscellaneous non-recurring fees are reimbursed to the Portfolios by the Manager.

    DISTRIBUTION AND SHAREHOLDER SERVICING PLAN:

        Integrity Investments, Inc. (the "Distributor") acts as exclusive distributor of the Trust's shares. The Trust has adopted distribution and shareholder servicing plans for each class of shares offered (together, the "Plans") pursuant to Rule 12b-1 of the 1940 Act. For its services, the Distributor is authorized to receive a fee, computed daily and paid monthly, based on the average daily net assets of each class, at the following annual percentage rates:


                              NAME                      FEE RATE
                              ----                      --------
                              Class B Shares              0.35%
                              Class C Shares              0.65
                              Class D Shares              0.50
                              Class E Shares              0.80

        The Distributor has agreed to contractually waive 0.10% of average daily net assets for Class B shares, and therefore, payments under the Plan are paid at the rate of 0.25% of average daily net assets for Class B shares.

    FEE REIMBURSEMENTS:

        For the six months ended February 28, 2002, fees reimbursed by the Manager are listed below:

                                                              CONTRACTUAL
                           PORTFOLIO                      FEE REIMBURSEMENTS
                           ---------                      ------------------
                           U.S. Treasury Money Market            $48,445
                           General Money Market                    5,398

    THE VALIANT FUND

                          FEBRUARY 28, 2002 (UNAUDITED)


4.  CAPITAL SHARE TRANSACTIONS:

        Each class is authorized to issue an unlimited number of shares with no par value. Transactions in capital and shares of beneficial interest by class for the Portfolios for the six months ended February 28, 2002 are listed below:

                          U.S. TREASURY MONEY MARKET               GENERAL MONEY MARKET                  TAX-EXEMPT MONEY MARKET
                                   PORTFOLIO                             PORTFOLIO                               PORTFOLIO
                     ------------------------------------- ----------------------------------- ------------------------------------


                          FOR THE             FOR THE           FOR THE           FOR THE            FOR THE            FOR THE

                      SIX MONTHS ENDED       YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     YEAR ENDED
                     FEBRUARY 28, 2002                     FEBRUARY 28, 2002                    FEBRUARY 28, 2002
                        (UNAUDITED)       AUGUST 31, 2001     (UNAUDITED)     AUGUST 31, 2001      (UNAUDITED)      AUGUST 31, 2001
                     ------------------------------------- ----------------------------------- ------------------------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES:
Proceeds from
shares issued        $       7,530,907   $    103,897,795  $    1,022,936,427 $ 3,095,471,495  $       327,643,519  $  551,542,273
Dividends reinvested                85                345              34,294         164,538                    9              35
Cost of shares
Redeemed                  (16,638,739)      (109,267,933)       (974,854,635) (3,109,313,466)        (321,677,817)   (617,260,709)
                     ------------------------------------- ----------------------------------- ------------------------------------
Class A Shares

capital transactions       (9,107,747)        (5,369,793)          48,116,086    (13,677,433)          (5,965,711)    (65,718,401)
                     ------------------------------------- ----------------------------------- ------------------------------------

CLASS B SHARES:
Proceeds from
shares issued               81,997,825        229,263,034          21,465,853      17,427,612                    -               -
Cost of shares
Redeemed                 (106,908,549)      (153,942,958)        (16,125,658)    (13,052,808)                    -               -
                     ------------------------------------- ----------------------------------- ------------------------------------
Class B Shares
capital transactions      (24,910,724)         75,320,076           5,340,195       4,374,804                    -               -
                     ------------------------------------- ----------------------------------- ------------------------------------

CLASS D SHARES:
Proceeds from
shares issued              628,650,415      1,553,647,189         136,805,002      56,174,250            3,256,004       1,312,272
Cost of shares
Redeemed                 (660,386,558)    (1,483,917,107)       (138,475,921)    (49,436,282)          (3,296,161)     (1,220,292)
                     ------------------------------------- ----------------------------------- ------------------------------------
Class D Shares

capital transactions      (31,736,143)         69,730,082         (1,670,919)       6,737,968             (40,157)          91,980
                     ------------------------------------- ----------------------------------- ------------------------------------

CLASS E SHARES:
Proceeds from
shares issued              454,701,213      1,752,948,047          62,677,190     310,862,831                    -               -
Dividends reinvested                10                 49                  11              52                                    -
Cost of shares
Redeemed                 (586,053,718)    (1,673,790,896)        (78,544,658)   (300,182,174)                    -               -
                     ------------------------------------- ----------------------------------- ------------------------------------
Class E Shares

capital transactions     (131,352,495)         79,157,200        (15,867,457)      10,680,709                    -               -
                     ------------------------------------- ----------------------------------- ------------------------------------

NET INCREASE

(DECREASE) IN
CAPITAL TRANSACTIONS $   (197,107,109)   $    218,837,565  $      35,917,905  $     8,116,048  $         5,925,554  $  (65,626,421)
                     ===================================== =================================== ====================================

    THE VALIANT FUND

                          FEBRUARY 28, 2002 (UNAUDITED)


                        U.S. TREASURY MONEY MARKET                GENERAL MONEY MARKET                 TAX-EXEMPT MONEY MARKET
                                PORTFOLIO                               PORTFOLIO                             PORTFOLIO
                   ------------------------------------ -------------------------------------- ------------------------------------

                         FOR THE                            FOR THE                                FOR THE
                    SIX MONTHS ENDED        FOR THE     SIX MONTHS ENDED         FOR THE       SIX MONTHS ENDED        FOR THE
                    FEBRUARY 28, 2002      YEAR ENDED    FEBRUARY 28, 2002      YEAR ENDED      FEBRUARY 28, 2002     YEAR ENDED
                       (UNAUDITED)      AUGUST 31, 2001   (UNAUDITED)        AUGUST 31, 2001     (UNAUDITED)       AUGUST 31, 2001
                   ------------------------------------ -------------------------------------- ------------------------------------
SHARE TRANSACTIONS:
CLASS A SHARES:
Issued                      7,530,901      103,897,795     1,022,936,427        3,095,466,187       327,643,519        551,542,273
Reinvested                         85              345            34,294              164,538                 9                 35
Redeemed                 (16,638,739)    (109,267,933)     (974,854,635)      (3,109,313,466)     (321,677,817)      (617,260,709)
                   ------------------------------------ -------------------------------------- ------------------------------------
Net increase
(decrease) in
Class A Shares            (9,107,753)      (5,369,793)        48,116,086         (13,682,741)         5,965,711       (65,718,401)
                   ------------------------------------ -------------------------------------- ------------------------------------

CLASS B SHARES:
Issued                     81,997,825      229,263,034        21,465,853           17,427,614                 -                  -
Redeemed                (106,908,549)    (153,942,958)      (16,125,658)         (13,052,808)                 -                  -
                   ------------------------------------ -------------------------------------- ------------------------------------
Net increase
(decrease) in
Class B Shares           (24,910,724)       75,320,076         5,340,195            4,374,806                 -                  -
                   ------------------------------------ -------------------------------------- ------------------------------------

CLASS D SHARES:
Issued                    628,650,415    1,553,647,189       136,805,002           56,173,996         3,256,004          1,312,272
Redeemed                (660,386,559)  (1,483,917,107)     (138,475,921)         (49,436,282)       (3,296,161)        (1,220,292)
                   ------------------------------------ -------------------------------------- ------------------------------------
Net increase
(decrease) in
Class D Shares           (31,736,144)       69,730,082       (1,670,919)            6,737,714          (40,157)             91,980
                   ------------------------------------ -------------------------------------- ------------------------------------

CLASS E SHARES:
Issued                    454,701,213    1,752,948,047        62,677,190          310,868,391                 -                  -
Reinvested                         10               49                11                   52                 -                  -
Redeemed                (586,053,717)  (1,673,790,896)      (78,544,658)        (300,182,174)                 -                  -
                   ------------------------------------ -------------------------------------- ------------------------------------
Net increase
(decrease) in
Class E Shares          (131,352,494)       79,157,200      (15,867,457)           10,686,269                 -                  -
                   ------------------------------------ -------------------------------------- ------------------------------------

NET INCREASE
(DECREASE) IN
SHARE TRANSACTIONS      (197,107,115)      218,837,565        35,917,905            8,116,048         5,925,554       (65,626,421)
                   ==================================== ====================================== ====================================

    THE VALIANT FUND

                          FEBRUARY 28, 2002 (UNAUDITED)


5.  REALIZED LOSS CARRYFORWARD:

        For federal income tax purposes, the following Portfolios have realized loss carryforwards as of August 31, 2001, which are available to offset future realized gains, if any:

          NAME                       AMOUNT           EXPIRES
--------------------------    ------------------------------------
U.S. Treasury Money Market         $       296,015           2008
                                            21,859           2009
                              ---------------------
                                   $       317,874
                              =====================

U.S. Treasury Income               $             7           2005
                                                78           2007
                              ---------------------
                                   $            85
                              =====================

General Money Market               $       118,176           2005
                                            51,799           2008
                              ---------------------
                                   $       169,975
                              =====================

Tax-Exempt Money Market            $        49,749           2003
                                            54,799           2004
                                             1,943           2005
                                            12,059           2006
                                             2,545           2008
                                            42,330           2009
                             ----------------------
                                   $       163,425
                             ======================



6.  FEDERAL INCOME TAX INFORMATION

        During the fiscal year ended August 31, 2001, the Tax-Exempt Money Market Portfolio paid tax-exempt income distributions in the amount of $5,985,761.

        Losses incurred after October 31, within the Portfolios fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Portfolios have incurred and will elect to defer the following realized losses.


                             NAME                              AMOUNT
                ------------------------------------------------------------------
                Tax-Exempt Money Market                         $          602